Note 5 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2018	20 1 7
Due in one year or less	$1,604	$761
Due after one year through five years	3,323	4,118
Total	$4,927	$4,879